Income Taxes - Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Startup costs	$ 1,035,317	$ 1,001,272
Stock compensation - RSAs	875,498	584,881
Net operating loss - Federal	6,204,900	2,244,367
Net operating loss - State	1,264,598	522,491
Accrued Expenses		174,289
Amortization	(1,217,409)	(1,682,939)
Depreciation	(262,179)	(333,501)
Operating lease assets	(813,972)	(393,985)
Operating lease liabilities	1,370,631	350,236
Deferred revenue	45,388
Deferred tax assets, gross	8,502,772	2,467,111
Less: Valuation allowance	(9,982,652)	(4,468,123)
Deferred tax liabilities, net	$ (1,479,880)	$ (2,001,012)